Statement of consolidated changes in equity - BRL (R$) R$ in Millions	Issued capital [member]	Capital Reserves And Treasury Shares [Member]	Capital Reserve And Treasury Shares [Member]	Long Term Incentive Plans [Member]	Statutory reserve [member]	Tax Incentive [Member]	Retention Of Profits [Member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2022	R$ 8,043		R$ (22)	R$ 39	R$ 473	R$ 1,127	R$ 226	R$ (488)	R$ (2,076)		R$ 7,322	R$ (1,214)	R$ 6,108
Comprehensive income for the year:
Loss for the year										(4,579)	(4,579)	(311)	(4,890)
Exchange variation of foreign sales hedge									3,482		3,482	374	3,856
Fair value adjustments of cash flow hedge									150		150		150
Actuarial gain with post-employment benefits, net of taxes									(85)		(85)		(85)
Foreign subsidiaries currency translation adjustment									(2,373)		(2,373)	(91)	(2,464)
Total									1,174	(4,579)	(3,405)	(28)	(3,433)
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes									(15)	15
Fair value adjustments of trade accounts receivable									5		5		5
Exchange variation in hyperinflationary economy, net of taxes									60		60		60
Long term incentive plan, net of taxes				(2)							(2)		(2)
Total				(2)					50	15	63		63
Contributions and distributions to shareholders:
Incentive long term plan payments with treasury shares			12								12		12
Proceeds from sale of non-controlling interests												316	316
Capital increase from controlling interests												168	168
Other												(5)	(5)
Proposed dividends												(12)	(12)
Acquisition of subsidiary with non-controlling interests												62	62
Absorption of losses					(473)	(1,127)	(226)			1,826
Total			12		(473)	(1,127)	(226)			1,826	12	529	541
Ending balance at Dec. 31, 2023	8,043	27	R$ (10)	R$ 37				(488)	(852)	(2,738)	3,992	(713)	3,279
Comprehensive income for the year:
Loss for the year										(11,320)	(11,320)	(732)	(12,052)
Exchange variation of foreign sales hedge									(3,853)		(3,853)	(267)	(4,120)
Actuarial gain with post-employment benefits, net of taxes									58		58		58
Foreign subsidiaries currency translation adjustment									6,672		6,672	10	6,682
Total									2,547	(11,315)	(8,768)	(875)	(9,643)
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes									(10)	10
Long term incentive plan, net of taxes		(14)							(1)	1	(14)		(14)
Total		(14)							(11)	11	(14)		(14)
Contributions and distributions to shareholders:
Total										8	8	2,092	2,100
Fair value adjustments of cash flow hedge, net of taxes									(167)		(167)	(12)	(179)
Fair value adjustments of trade accounts receivable, net of taxes									(1)		(1)		(1)
Exchange variation in hyperinflationary economy, net of taxes									18		18		18
Fair value of financial transactions, net of taxes									(180)	5	(175)	126	(49)
Dividends-lapse of statute of limitation										8	8		8
Capital decrease from non-controlling interests												2,260	2,260
Sale of investment in subsidiary												(168)	(168)
Ending balance at Dec. 31, 2024	8,043	13						(488)	1,684	(14,034)	(4,782)	504	(4,278)
Comprehensive income for the year:
Loss for the year										(9,880)	(9,880)	(1,081)	(10,961)
Exchange variation of foreign sales hedge									1,547		1,547	332	1,879
Fair value adjustments of cash flow hedge									148		148	(13)	135
Actuarial gain with post-employment benefits, net of taxes									5		5		5
Foreign subsidiaries currency translation adjustment									(3,184)		(3,184)	(63)	(3,247)
Total													(12,190)
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes									(6)	6
Realization of deemed cost of jointly-controlled investment, net of taxes									(4)	4
Long term incentive plan, net of taxes		(2)									(2)		(2)
Total		(2)							(10)	10	(2)		(2)
Contributions and distributions to shareholders:
Total										2	2	(34)	(32)
Fair value adjustments of trade accounts receivable, net of taxes									(1)		(1)		(1)
Exchange variation in hyperinflationary economy, net of taxes									4		4		4
Fair value of financial transactions, net of taxes									(4)		(4)		(4)
Dividends-lapse of statute of limitation										2	2		2
Capital decrease from non-controlling interests												(22)	(22)
Sale of investment in subsidiary												(12)	(12)
Total									(1,485)	(9,880)	(11,365)	(825)	(12,190)
Ending balance at Dec. 31, 2025	R$ 8,043	R$ 11						R$ (488)	R$ 189	R$ (23,902)	R$ (16,147)	R$ (355)	R$ (16,502)